Long-Term Debt - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Long-Term Debt
Outstanding debt	$ 988.5
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) | Minimum
Long-Term Debt
Long-term debt, fixed margin percentage	1.75%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) | Maximum
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%